Share-Based Compensation - Schedule of weighted average assumptions under the company's STIP (Details)	12 Months Ended
Dec. 31, 2021 $ / shares
Share-Based Compensation
Expected share price volatility	89.40%
Expected life of options (years)	3 years 7 months
Risk-free interest rate	0.50%
Expected dividend yield	0.00%
Estimated per share fair value of the Company's Common Shares (in Dollars per share)	$ 6.05